Label	Element	Value
Thompson MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thompson MidCap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Thompson MidCap Fund (the “MidCap Fund”) seeks a high level of long-term capital appreciation by investing in securities of medium-sized companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the MidCap Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the MidCap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies of the Fund

The MidCap Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of equity securities of medium-sized companies that at the time of purchase fall within the 12-month average of the capitalization ranges of stocks in the Russell Midcap Index, the Fund’s benchmark. Although market capitalizations are constantly changing, as of December 31, 2023, the Russell Midcap Index included companies with market capitalizations between $180 million and $59 billion. The Fund’s equity investments included within this 80% may include common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs).

We invest in equity securities that possess most of the following characteristics:

●	Strong market positions

●	High barriers to entry and other competitive or technological advantages

●	High returns on equity and assets

●	Good growth prospects

●	Strong management

●	Relatively low debt burdens

We also generally seek to identify investment opportunities in equity securities of companies that we believe have above-average potential for earnings and dividend growth.

To achieve a better risk-adjusted return on its equity investments, the MidCap Fund invests in a diversified portfolio of companies, including companies from a blend of industries and style classes. We believe that holding a diverse group of stocks will provide competitive returns under different market environments relative to more narrow investment styles. Our flexible approach to equity investing enables us to adapt to changing market trends and conditions and to invest wherever we believe opportunity exists.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	MidCap Fund Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s highest/lowest quarterly results during this period were:
Highest:	29.88%	(quarter ended 6/30/20)
Lowest:	-37.76%	(quarter ended 3/31/20)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.76%)
Performance Table Heading	rr_PerformanceTableHeading	MidCap Fund Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 31, 2024, in anticipation of new regulatory requirements, the Fund’s regulatory index has changed from the Russell Midcap Index to the S&P 500 Index in the Fund’s total return table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate for 2023 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rate for 2023 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of S&P. The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates makes any representation regarding the advisability of investing in such products.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

Thompson MidCap Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Like all investments, an investment in the MidCap Fund is subject to risks, and you could lose money investing in the Fund.
Thompson MidCap Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of equity securities in the Fund’s portfolio may decline, resulting in a decline in the Fund’s share price and total return. The equity securities held by the MidCap Fund fluctuate in value due to changes in the securities markets, general economic conditions and factors that particularly affect the issuers of these securities and their industries.
Thompson MidCap Fund | Mid Cap Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid Cap Risk. The medium-sized companies in which the MidCap Fund invests often have greater price volatility, lower trading volume and less liquidity than larger, more-established companies. As a class, medium-sized companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or services markets, fewer financial resources and less competitive strength than larger companies.
Thompson MidCap Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. Our selection of securities for the MidCap Fund may not perform as well as expected when those securities were purchased or as well as the securities markets generally. The selection of securities for the MidCap Fund may be more or less heavily allocated to some sectors or types of securities than the Fund’s benchmark, which may cause the Fund’s performance and/or risk profile to differ significantly from its benchmark.
Thompson MidCap Fund | Style Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Style Risk. From time to time, we may prefer a certain investment style, such as a growth style or value style, that may underperform and/or be more volatile than other investment styles or than the stock markets generally during these periods.
Thompson MidCap Fund | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Additionally, some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers.
Thompson MidCap Fund | Real Estate Investment Trusts [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Trusts. Real Estate Investment Trusts (“REITs”) are subject to the risks associated with owning real estate, depend on specialized management skills and may have limited diversification and smaller market capitalizations.
Thompson MidCap Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[1]
Thompson MidCap Fund | Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Thompson MidCap Fund | Thompson MidCap Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	746
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,668
Annual Return 2014	rr_AnnualReturn2014	10.99%
Annual Return 2015	rr_AnnualReturn2015	(9.49%)
Annual Return 2016	rr_AnnualReturn2016	19.38%
Annual Return 2017	rr_AnnualReturn2017	17.07%
Annual Return 2018	rr_AnnualReturn2018	(21.78%)
Annual Return 2019	rr_AnnualReturn2019	33.45%
Annual Return 2020	rr_AnnualReturn2020	11.97%
Annual Return 2021	rr_AnnualReturn2021	29.61%
Annual Return 2022	rr_AnnualReturn2022	(14.74%)
Annual Return 2023	rr_AnnualReturn2023	16.84%
1 Year	rr_AverageAnnualReturnYear01	16.84%
5 Years	rr_AverageAnnualReturnYear05	14.05%
10 Years	rr_AverageAnnualReturnYear10	7.80%
Outgoing Wire Transfer Fee	ck0000795264_WireTransferFee	$ 15
Thompson MidCap Fund | Thompson MidCap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.87%
5 Years	rr_AverageAnnualReturnYear05	12.40%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Thompson MidCap Fund | Thompson MidCap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	11.18%
10 Years	rr_AverageAnnualReturnYear10	5.94%

[1]	Effective March 31, 2024, in anticipation of new regulatory requirements, the Fund’s regulatory index has changed from the Russell Midcap Index to the S&P 500 Index in the Fund’s total return table.
[2]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2025, so that the annual operating expenses of the Fund do not exceed 1.15% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.